2000


                               SHAREHOLDER REPORT




                               National Investors
                           Cash Management Fund, Inc.


                            TD Waterhouse Dow 30 Fund






                              [TD WATERHOUSE LOGO]

                                      2000


                               SEMIANNUAL REPORT


                                October 31, 2000
                                  (Unaudited)


                               National Investors
                           Cash Management Fund, Inc.


                        Three money market portfolios to
                                  choose from:


                                  Money Market

                                       o

                                 US Government

                                       o

                                   Municipal

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

                                       NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS                                                                          EXECUTIVE OFFICERS

       Richard W. Dalrymple                      James F. Rittinger                       George A. Rio*
       President of                              Partner of                               President, Treasurer
       Teamwork Management, Inc.                 Satterlee Stephens                       and Chief Financial Officer
                                                 Burke & Burke LLP

       Carolyn B. Lewis
       President of                              Theodore Rosen
       The CBL Group                             Managing Director of                     Christopher J. Kelley*
                                                 Burnham Securities, Inc.                 Vice President and Secretary

       Anthony J. Pace
       President/CEO of
       A.J. Pace & Co. Inc.

       *Affiliated person of the Distributor



                                           TD WATERHOUSE ASSET MANAGEMENT, INC.
                                          BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS

       Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                        Richard H. Neiman
       Chairman                                  Chairman, President and                  Executive Vice President,
       TDWaterhouse Holdings, Inc.               Chief Executive Officer                  General Counsel and Secretary


       EXECUTIVE OFFICERS

       David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Administration
                                                                                          & Operations


                                                   SERVICE PROVIDERS


           INVESTMENT MANAGER                       TRANSFER AGENT                       INDEPENDENT AUDITORS
   TD Waterhouse Asset Management, Inc.    National Investor Services Corp.                Ernst & Young LLP
             100 Wall Street                        55 Water Street                       787 Seventh Avenue
           New York, NY 10005                     New York, NY 10041                      New York, NY 10019

             ADMINISTRATOR &                           CUSTODIAN                             LEGAL COUNSEL
          SHAREHOLDER SERVICING                  The Bank of New York                   Swidler Berlin Shereff
  TD Waterhouse Investor Services, Inc.             100 Church Street                         Friedman, LLP
             100 Wall Street                      New York, NY 10286                     405 Lexington Avenue
           New York, NY 10005                                                             New York, NY 10174
       Customer Service Department                    DISTRIBUTOR
             1-800-934-4448                      Funds Distributor, Inc.              INDEPENDENT TRUSTEES COUNSEL
                                                    60 State Street                     Willkie Farr & Gallagher
                                                   Boston, MA 02109                       153 East 53rd Street
                                                                                          New York, NY 10022

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

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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") semiannual report for the six months ended October 31, 2000.

During the period, each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By October 31, 2000, assets in the three Portfolios totaled approximately $1.3 billion.

PORTFOLIO RESULTS*
For the six months ended October 31, 2000, the three money market Portfolios had the following yields and returns.**

o The Money Market Portfolio had a seven-day yield of 6.00% at October 31, 2000, a seven-day effective yield of 6.17% at October 31, 2000 and an average annual return of 5.99%.

o The U. S. Government Portfolio had a seven-day yield of 5.87% at October 31, 2000, a seven-day effective yield of 6.03% at October 31, 2000 and an average annual return of 5.88%.

o The Municipal Portfolio had a seven-day yield of 3.77% at October 31, 2000, a tax equivalent seven-day yield of 5.89% at October 31, 2000(1), a seven-day effective yield of 3.84% at October 31, 2000, a tax equivalent seven-day effective yield of 6.00% at October 31, 2000(1), an average annual return of 3.70% and a tax equivalent average annual return of 5.78%(1).

COMMENTARY
The year 2000 has been a difficult one for the financial markets. After a decade of unprecedented economic growth, the stock market and the interest rate markets have endured significant turmoil. Over the last twelve months the Federal Reserve has raised the Fed Funds target rate 1.25 percentage points to 6.5%. This was done in an attempt to provide a "soft landing" for an economy at risk of expanding at an inflationary pace. During this period of tightening, various economic indicators have vacillated, causing mixed signals to the financial markets. The result has been volatility in interest rates and the stock market.

The Federal Reserve appears to be moving to a neutral stance regarding inflation; a result of diminished concerns that a 4% unemployment rate will lead to accelerating wage increases. In light of this, our current economic state remains healthy, and there are reasonable odds that we can maintain a relatively non-inflationary growth rate.

Our strategy for the Fund is to maintain a neutral maturity structure while keeping a watchful eye on the economy. We are looking for specific economic signs which would provide the basis to lengthen or shorten the portfolios' maturity structure in order to maximize our shareholders' returns, while maintaining a conservative bias. In short, liquidity and safety of principal will continue as the overall guidelines for these Portfolios.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,


/s/Frank J. Petrilli

Frank J. Petrilli
Chairman
National Investor Services Corp.

December 12, 2000

*An investment in a money market portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

**These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the six months ended October 31, 2000, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U. S. Government, and Municipal Portfolios. Without these fee waivers in effect, the seven-day yield at October 31, 2000, seven-day effective yield at October 31, 2000 and average annual returns would have been 5.81%, 5.98%, and 5.80% for the Money Market Portfolio, 5.68%, 5.84%, and 5.69%
for the U.S Government Portfolio and 3.27%, 3.34%, and 3.20%, for the Municipal Portfolio. The tax equivalent seven-day yield at October 31, 2000, tax equivalent seven-day effective yield at October 31, 2000 and tax equivalent average annual return for the Municipal Portfolio would have been 5.11%, 5.22%, and 5.00%, respectively(1). The seven-day yield more closely reflects the current earnings of a Portfolio than the average annual return.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

Distributor: Funds Distributor, Inc.

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                                                                               5

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                                TABLE OF CONTENTS


Statements of Assets and Liabilities ......................................    7


Statements of Operations ..................................................    8


Statements of Changes in Net Assets .......................................    9


Financial Highlights ......................................................   10


Notes to Financial Statements .............................................   13


Money Market Portfolio
   Schedule of Investments ................................................   16


U.S. Government Portfolio
   Schedule of Investments ................................................   19


Municipal Portfolio
   Schedule of Investments ................................................   21


Notes to Schedules of Investments .........................................   24


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6

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

                                      NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                                           STATEMENTS OF ASSETS AND LIABILITIES
                                                     October 31, 2000
                                                        (Unaudited)


                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio
       ASSETS
         Investments in securities, at value (including
           repurchase agreements of $33,051,000,
           $155,920,000, and $0, respectively) (Note 2)      $      652,619,058     $      675,032,385     $      32,309,307
         Cash                                                                --                     --                37,407
         Interest receivable                                          3,949,352              3,781,170               245,989
         Receivable from Investment Manager
           and its affiliates (Note 3)                                   22,156                     --                    --
                                                             ------------------     ------------------     -----------------
                  TOTAL ASSETS                                      656,590,566            678,813,555            32,592,703


       LIABILITIES
         Bank overdraft                                                   5,715                  3,720                    --
         Dividends payable to shareholders                              107,597                 96,254                 3,205
         Payable for securities purchased                                    --             80,732,137               112,085
         Payable to Investment Manager and its
           affiliates (Note 3)                                          395,393                366,382                11,151
         Accrued expenses and other liabilities                              --                 73,345                 6,613
                                                             ------------------     ------------------     -----------------
                  TOTAL LIABILITIES                                     508,705             81,271,838               133,054
                                                             ------------------     ------------------     -----------------


       NET ASSETS                                            $      656,081,861     $      597,541,717     $      32,459,649
                                                             ==================     ==================     =================


         Net assets consist of:
         Paid-in capital                                     $      656,087,472     $      597,543,436     $      32,460,000
         Accumulated net realized losses from security
           transactions                                                  (5,611)                (1,719)                 (351)
                                                             ------------------     ------------------     -----------------
         Net assets, at value                                $      656,081,861     $      597,541,717     $      32,459,649
                                                             ==================     ==================     =================

       Shares  outstanding  ($.0001 par value common
         stock,  60  billion,  20 billion, and 20 billion
         shares authorized, respectively)                           656,087,472            597,543,436            32,460,000
                                                             ==================     ==================     =================

       Net asset value, redemption price and offering
         price per share (Note 2)                            $             1.00     $             1.00     $            1.00
                                                             ==================     ==================     =================


             Please see accompanying notes to financial statements.

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                                                                               7

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

                                      NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                                                  STATEMENTS OF OPERATIONS
                                   For the Six Months Ended October 31, 2000 (Unaudited)


                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio

       INVESTMENT INCOME
         Interest income                                     $       23,018,409     $       20,347,584     $         769,035
                                                             ------------------     ------------------     -----------------


       EXPENSES
         Investment management fees (Note 3)                          1,209,192              1,085,749                60,840
         Shareholder servicing fees (Note 3)                            863,709                775,535                43,457
         Transfer agent fees (Note 3)                                   690,967                620,428                34,766
         Administration fees (Note 3)                                   345,483                310,214                17,383
         Custody fees (Note 2)                                           44,532                 29,100                 1,472
         Shareholder reports and mailing                                 42,181                 31,369                   954
         Professional fees                                               31,298                 28,393                 4,560
         Registration fees                                                8,554                 26,167                42,112
         Directors' fees                                                  7,954                  7,954                 7,954
         Other expenses                                                  12,927                  5,346                 2,481
                                                             ------------------     ------------------     -----------------
         TOTAL EXPENSES                                               3,256,797              2,920,255               215,979

       Fees waived/expenses reimbursed by the
         Investment Manager and its affiliates (Note 3)                (665,680)              (593,652)              (87,346)
                                                             ------------------     ------------------     -----------------
         NET EXPENSES                                                 2,591,117              2,326,603               128,633
                                                             ------------------     ------------------     -----------------

         NET INVESTMENT INCOME                                       20,427,292             18,020,981               640,402
                                                             ------------------     ------------------     -----------------

       NET REALIZED GAINS (LOSSES) FROM
         SECURITY TRANSACTIONS                                              533                     --                   (22)
                                                             ------------------     ------------------     -----------------

       NET INCREASE IN NET ASSETS FROM
         OPERATIONS                                          $       20,427,825     $       18,020,981     $         640,380
                                                             ==================     ==================     =================



             Please see accompanying notes to financial statements.

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8

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

                                                               NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                                                                    STATEMENTS OF CHANGES IN NET ASSETS


                                                  Money                             U.S.
                                                 Market                          Government                       Municipal
                                                Portfolio                         Portfolio                       Portfolio

                                         Period                           Period                          Period
                                          Ended            Year            Ended            Year           Ended          Year
                                       October 31,         Ended        October 31,         Ended       October 31,       Ended
                                          2000           April 30,         2000           April 30,        2000         April 30,
                                       (Unaudited)         2000         (Unaudited)         2000        (Unaudited)       2000
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

OPERATIONS:
   Net investment income             $   20,427,292  $    38,819,325  $   18,020,981  $    31,968,545  $     640,402 $    1,205,909
   Net realized gains (losses)
       from security transactions               533           (8,275)             --           (1,719)           (22)          (329)
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase in net assets
   from operations                       20,427,825       38,811,050      18,020,981       31,966,826        640,380      1,205,580
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income           (20,427,292)     (38,819,325)    (18,020,981)     (31,968,545)      (640,402)    (1,205,909)
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold          1,770,108,475    5,237,525,350   1,321,750,085    3,623,096,576     73,424,148    193,033,440
   Shares issued in reinvestment
      of dividends                       20,663,153       38,560,310      18,221,106       31,744,579        650,327      1,196,047
   Payments for shares redeemed      (1,906,207,480)  (5,225,521,690) (1,422,625,810)  (3,614,655,138)   (80,842,496)  (195,666,476)
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase (decrease) in net assets
   from capital share transactions     (115,435,852)      50,563,970     (82,654,619)      40,186,017     (6,768,021)    (1,436,989)
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------


TOTAL INCREASE (DECREASE) IN
NET ASSETS                             (115,435,319)      50,555,695     (82,654,619)      40,184,298     (6,768,043)    (1,437,318)



NET ASSETS:
   Beginning of period                  771,517,180      720,961,485     680,196,336      640,012,038     39,227,692     40,665,010
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------
   End of period                     $  656,081,861  $   771,517,180  $  597,541,717  $   680,196,336  $  32,459,649 $   39,227,692
                                    ===============  =============== ===============  ===============  ============= ==============



             Please see accompanying notes to financial statements.

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                                                                               9

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been derived from each Portfolio's financial statements.


                                                                                  Money Market Portfolio

                                                                    Period
                                                                     Ended                 Year                  Period
                                                                  October 31,              Ended                  Ended
                                                                     2000                April 30,              April 30,
                                                                  (Unaudited)              2000                   1999*
                                                             ------------------     ------------------     -----------------
Per Share Operating Performance
     Net asset value, beginning of period                    $            1.000     $            1.000     $           1.000
                                                             ------------------     ------------------     -----------------

     Net investment income                                                0.030                  0.049                 0.049
                                                             ------------------     ------------------     -----------------

     Distributions from net investment income                            (0.030)                (0.049)               (0.049)
                                                             ------------------     ------------------     -----------------

     Net asset value, end of period                          $            1.000     $            1.000     $           1.000
                                                             ==================     ==================     =================


Ratios
     Ratio of expenses to average net assets                           0.75% (A)                  0.75%             0.75% (A)
     Ratio of net investment income to
       average net assets                                              5.90% (A)                  4.89%             4.26% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                             0.19% (A)                  0.20%             0.38% (A)



Supplemental Data
     Total investment return (B)                                       5.99% (A)                  5.00%             5.23% (A)

     Net assets, end of period                               $      656,081,861     $      771,517,180     $     720,961,485
                                                             ==================     ==================     =================

     Average net assets                                      $      687,211,574     $      793,427,494     $     128,275,220
                                                             ==================     ==================     =================



*    The Fund commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

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10

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been derived from each Portfolio's financial statements.

                                                                                 U.S. Government Portfolio

                                                                   Period
                                                                    Ended                  Year                  Period
                                                                 October 31,               Ended                  Ended
                                                                    2000                 April 30,              April 30,
                                                                 (Unaudited)               2000                   1999*
                                                             ------------------     ------------------     -----------------
Per Share Operating Performance
     Net asset value, beginning of period                    $            1.000     $            1.000     $           1.000
                                                             ------------------     ------------------     -----------------

     Net investment income                                                0.029                  0.048                 0.014
                                                             ------------------     ------------------     -----------------

     Distributions from net investment income                            (0.029)                (0.048)               (0.014)
                                                             ------------------     ------------------     -----------------

     Net asset value, end of period                          $            1.000     $            1.000     $           1.000
                                                             ==================     ==================     =================


Ratios
     Ratio of expenses to average net assets                           0.75% (A)                  0.75%             0.75% (A)
     Ratio of net investment income to
       average net assets                                              5.79% (A)                  4.77%             4.10% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                             0.19% (A)                  0.20%             0.37% (A)



Supplemental Data
     Total investment return (B)                                       5.88%(A)                   4.88%             1.47% (A)

     Net assets, end of period                               $      597,541,717     $      680,196,336     $     640,012,038
                                                             ==================     ==================     =================

     Average net assets                                      $      617,056,155     $      669,931,306     $     117,827,697
                                                             ==================     ==================     =================



*    The Fund commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

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                                                                              11

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been derived from each Portfolio's financial statements.


                                                                                    Municipal Portfolio

                                                                    Period
                                                                     Ended                 Year                  Period
                                                                  October 31,              Ended                  Ended
                                                                     2000                April 30,              April 30,
                                                                  (Unaudited)              2000                   1999*
                                                             ------------------     ------------------     -----------------
Per Share Operating Performance
     Net asset value, beginning of period                    $            1.000     $            1.000     $           1.000
                                                             ------------------     ------------------     -----------------

     Net investment income                                                0.018                  0.028                 0.010
                                                             ------------------     ------------------     -----------------

     Distributions from net investment income                            (0.018)                (0.028)               (0.010)
                                                             ------------------     ------------------     -----------------

     Net asset value, end of period                          $            1.000     $            1.000     $           1.000
                                                             ==================     ==================     =================


Ratios
     Ratio of expenses to average net assets                          0.74% (A)                   0.74%             0.74% (A)
     Ratio of net investment income to
       average net assets                                             3.67% (A)                   2.82%             2.31% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                            0.50% (A)                   0.39%             0.86% (A)



Supplemental Data
     Total investment return (B)                                      3.70%(A)                    2.87%             1.07% (A)

     Net assets, end of period                               $       32,459,649     $       39,227,692     $      40,665,010
                                                             ==================     ==================     =================

     Average net assets                                      $       34,576,777     $       42,806,126     $       7,448,507
                                                             ==================     ==================     =================


*    The Fund commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

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12

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                          OCTOBER 31, 2000 (UNAUDITED)

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has three investment portfolios. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2000, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                          OCTOBER 31, 2000 (UNAUDITED)
                                   (CONTINUED)

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager waived a portion of its fee payable by the Municipal Portfolio through September 1, 2000, so that the actual fee payable annually by such Portfolio during such period equaled .25 of 1% of its average daily net assets. For the period ended October 31, 2000, the Investment Manager voluntarily waived management fees of $258,876, $230,865 and $17,383 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the period ended October 31, 2000, TD Waterhouse voluntarily waived administration fees of $73,964, $65,961 and $12,721 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the period ended October 31, 2000, TD Waterhouse voluntarily waived shareholder services fees of $184,911, $164,903 and $31,802 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                          OCTOBER 31, 2000 (UNAUDITED)
                                   (CONTINUED)

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the period ended October 31, 2000, the Transfer Agent voluntarily waived $147,929, $131,923 and $25,440 of its transfer agent fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two investment companies in the Fund Complex,
3. an additional supplemental retainer of $2,500, if serving on the Board of Directors/Trustees of three or more investment companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.


--------------------------------------------------------------------------------
                                                                              15

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                               MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--9.2%
$  8,972,516    Americredit Automobile Receivables Trust, Ser. 2000C, Cl. A-1, 6.73%, due 9/7/01
                  (GTY: FSA)                                                                              6.73       $    8,972,516
  15,000,000    Corporate Receivables Corporation, due 1/10/01 (Note E)                                   6.67           14,808,667
   2,341,710    Flagship Auto Receivables Owner Trust 2000-A, Cl. A-1, 6.93%, due 6/18/01 (GTY: MBIA)     6.93            2,341,710
   3,934,409    IKON Receivables, LLC, Ser 2000-1, Cl. A-1, 7.00%, due 6/15/01 (GTY: AMBAC)               7.00            3,934,409
   5,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.61%, due 11/6/00 (Notes A, E)                 6.62            4,999,592
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.60%, due 11/20/00 (Notes A, E)                6.62           24,996,854
                                                                                                                     --------------
                                                                                                                         60,053,748
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--7.9%
  10,000,000    Bear Stearns Cos., Inc., 6.67%, due 11/6/00 (Note A)                                      6.62           10,000,881
   7,000,000    Bear Stearns Cos., Inc., 6.80%, due 11/17/00 (Note A)                                     6.73            7,000,209
   5,000,000    Bear Stearns Cos., Inc., 6.79%, due 11/21/00 (Note A)                                     6.83            4,999,899
   5,000,000    Goldman Sachs Group, Inc., 6.90%, due 11/24/00 (Notes A, E)                               6.69            5,000,746
  15,000,000    Goldman Sachs Group, Inc., due 2/7/01                                                     6.74           14,733,767
   5,000,000    Merrill Lynch & Co., Inc., 6.74%, due 12/4/00 (Note A)                                    6.67            5,002,501
   5,000,000    Salomon Smith Barney Holdings, Inc., 6.79%, due 11/1/00 (Notes A, E)                      6.67            5,003,758
                                                                                                                     --------------
                                                                                                                         51,741,761
                                                                                                                     --------------


                EXTENDIBLE COMMERCIAL NOTES--9.4%
  15,000,000    ASAP Funding, Inc. Liquidity Notes, due 11/1/00 (Counterparty:
                53% Bank of America NT & SA; 47% Citibank, N.A.) (Notes E, F)                             6.59           15,000,000
   7,000,000    ASAP Funding, Inc. Liquidity Notes, due 11/9/00 (Counterparty:
                53% Bank of America NT & SA; 47% Citibank, N.A.) (Notes E, F)                             6.69            6,989,764
  10,000,000    ASAP Funding, Inc. Liquidity Notes, due 11/27/00 (Counterparty:
                53% Bank of America NT & SA; 47% Citibank, N.A.) (Notes E, F)                             6.59            9,952,694
  30,000,000    Associates Corp. of N.A., due 1/24/01 (Notes E, F)                                        6.68           29,539,400
                                                                                                                     --------------
                                                                                                                         61,481,858
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--10.3%
  15,000,000    CIT Group Holdings, Inc., 6.60%, due 12/6/00 (Note A)                                     6.65           14,995,659
   5,000,000    CIT Group Holdings, Inc., 6.71%, due 1/16/01 (Note A)                                     7.00            4,990,422
   5,000,000    Ford Motor Credit Co., 5.77%, due 2/12/01                                                 6.61            4,988,912
   7,200,000    General Motors Acceptance Corp., 6.91%, due 11/6/00 (Note A)                              6.71            7,211,165
   2,500,000    General Motors Acceptance Corp., 8.13%, due 3/1/01                                        6.80            2,510,847
  25,000,000    Sigma Finance Inc., 6.64%, due 12/15/00 (Notes A, E)                                      6.64           25,000,000
   8,000,000    Sigma Finance Inc., 6.85%, due 2/26/01 (Note E)                                           6.85            8,000,000
                                                                                                                     --------------
                                                                                                                         67,697,005
                                                                                                                     --------------

                FUNDING AGREEMENTS--5.3%
  35,000,000    Metropolitan Life Insurance Co., 6.89%, due 1/2/01 (Notes A, B)                           6.89           35,000,000
                                                                                                                     --------------

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16

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                               MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL & OTHER OBLIGATIONS--8.9%
$  5,370,000    AT&T Capital Corp., 7.50%, due 11/15/00 (GTY: CIT Group Holdings, Inc.) (Note E)          6.59       $    5,371,244
   5,000,000    AT&T Capital Corp., 6.97%, due 1/9/01 (GTY: CIT Group Holdings, Inc.) (Note A)            7.00            4,999,908
  15,000,000    AT&T Corp., 6.82%, due 1/15/01 (Note A)                                                   6.88           14,995,368
  13,500,000    AT&T Corp., 6.67%, due 3/8/01                                                             6.75           13,483,168
  20,000,000    Int'l. Lease Finance Corp., 6.77%, due 2/1/01 (Note A)                                    6.69           20,004,948
                                                                                                                     --------------
                                                                                                                         58,854,636
                                                                                                                     --------------
                LOAN PARTICIPATIONS--1.1%
   7,000,000    Four Times Square Partners, L.P., 6.70%, due 11/1/00 (GTY:
                Prudential Ins. Co. of America; Other exposure: Chase Manhattan Bank) (Notes A, B)        6.62            7,000,000
                                                                                                                     --------------


                TOTAL CORPORATE OBLIGATIONS--52.1%                                                                      341,829,008
                                                                                                                     --------------



                BANK OBLIGATIONS

                BANK NOTES--10.8%
   9,000,000    Bank One, N.A., 6.23%, due 3/14/01                                                        6.78            8,984,654
   3,350,000    Branch Banking & Trust Co., 5.70%, due 2/1/01                                             6.68            3,339,923
   3,500,000    First Chicago NBD (Bank One Corp.), 6.75%, due 11/17/00                                   6.71            3,500,063
   5,000,000    First Union National Bank, 6.74%, due 11/13/00 (Note A)                                   6.66            5,001,058
   5,000,000    First USA Bank, N.A., 6.74%, due 11/24/00 (Note A)                                        6.70            5,000,845
  10,000,000    Fleet National Bank, 6.89%, due 11/3/00 (Note A)                                          6.76           10,002,944
   5,000,000    Fleet National Bank, 6.56%, due 11/20/00 (Note A)                                         6.60            4,998,589
   5,000,000    Fleet National Bank, 6.79%, due 2/1/01                                                    6.69            5,001,175
   5,000,000    Huntington National Bank, 6.77%, due 2/2/01                                               6.71            5,001,038
   5,000,000    U.S. Bank, N.A., 6.82%, due 11/7/00 (Note A)                                              6.61            5,001,930
   5,000,000    U.S. Bank, N.A., 6.69%, due 11/15/00 (Note A)                                             6.64            5,001,712
  10,000,000    Westpac Banking Corp., 6.76%, due 1/30/01 (Note A)                                        6.79            9,998,447
                                                                                                                     --------------
                                                                                                                         70,832,378
                                                                                                                     --------------

                DOMESTIC BANK CERTIFICATES OF DEPOSIT--1.5%
  10,000,000    First Union National Bank, 7%, due 11/22/00                                               7.00           10,000,000
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--4.2%
   5,900,000    Bradford Capital Partners VRDN, Ser. 2000A, 6.70%, due 11/2/00 (LOC:                      6.61            5,900,000
                PNC Bank, N.A.) (Note C)
   2,400,000    CEGW, Inc. Tax. Notes, Ser. 1999, 6.75%, due 11/1/00 (LOC: PNC Bank, N.A.) (Note A)       6.66            2,400,000
  15,000,000    Provena Health CP Rev. Notes, Ser. 1998, due 11/14/00
                (LOC: 75% Bank One, N.A.; 25% Bank of America, N.A.)                                      6.67           14,964,521
   4,000,000    Yuengling Beer Co., Inc., Ser. 1999A, 6.75%, due 11/1/00 (LOC: PNC Bank, N.A.) (Note A)   6.66            4,000,000
                                                                                                                     --------------
                                                                                                                         27,264,521
                                                                                                                     --------------

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                                                                              17

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                               MONEY MARKET PORTFOLIO  o  SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FOREIGN BANK SUPPORTED OBLIGATIONS--23.2%
$ 20,000,000    Banco de Galicia y Buenos Aires, S.A., due 2/23/01                                        6.68       $   19,587,067
  11,000,000    Banco Itau S.A., due 4/23/01 (LOC: Bayerische Hypo -und Vereinsbank AG)                   6.61           10,661,689
  25,000,000    Bank of Scotland Treasury Services, 6.77%, due 1/19/01 (GTY: Bank of Scotland)            6.77           24,998,954
  30,000,000    CSN Overseas, Ser. C, due 12/4/00 (LOC: Banco Santander Central Hispano, S.A.)            6.57           29,820,975
  19,661,000    Holy Cross Health System Corp., Ser. 1996 CP Notes, due 11/8/00
                (LOC: 67% KBC Bank NV; 33% Northern Trust)                                                6.54           19,636,074
  21,030,000    Mt. Sinai Medical Center Realty Corp., due 12/6/00 (LOC: Landesbank Hessen-Thueringen GZ) 6.61           20,896,898
  17,000,000    PEMEX Capital, Inc., due 2/1/01 (LOC: Barclays Bank PLC)                                  6.64           16,717,611
  10,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. C, due 4/11/01 (LOC: Barclays Bank PLC)        6.86            9,712,883
                                                                                                                     --------------
                                                                                                                        152,032,151
                                                                                                                     --------------

                TOTAL BANK OBLIGATIONS--39.7%                                                                           260,129,050
                                                                                                                     --------------

                TAXABLE MUNICIPAL OBLIGATIONS--2.7%
   5,000,000    City of Olathe, KS Tax. IRB (Garmin Int'l, Inc. Proj.) Ser. 2000 VRDN, 6.67%, due 11/2/00
                (LOC: Bank of America, N.A.) (Note C)                                                     6.58            5,000,000
  10,000,000    NY City Hsg. Dev. Corp. (Multi-family Mtg. Rev. Bonds) 2000 Ser. A, 6.65%, due 11/1/00
                (LOC: Fleet Bank, N.A.) (Note A)                                                          6.65           10,000,000
   2,610,000    St. Francis Place LP Tax. MFH VRDN (St. Francis Place) Ser. 98, 6.70%, due 11/2/00
                (LOC: Credit Suisse First Boston) (Notes C, E)                                            6.61            2,610,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--2.7%                                                                17,610,000
                                                                                                                     --------------

                REPURCHASE AGREEMENT--5.0%
  33,051,000    ABN Amro Bank, N.V.
                   ~dated 10/31/00, due 11/1/00 in the amount of $33,057,069
                   ~fully collateralized by $33,135,000 U.S. Government securities,
                   coupon 6.75%, maturity 2/15/02, value $33,712,127                                      6.62           33,051,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $652,619,058)--99.5%                                                            652,619,058

                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                   3,462,803
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $  656,081,861
                                                                                                                     ==============

  Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
18

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 U.S.GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK--1.2%
$  5,433,000    Notes, 5.85%, due 12/1/00                                                                 6.90  $         5,427,881
   2,000,000    Notes, 5.12%, due 4/2/01                                                                  6.55            1,987,517
                                                                                                                     --------------
                                                                                                                          7,415,398
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--24.8%
   2,000,000    Notes, 6.20%, due 11/3/00                                                                 6.87            1,999,886
  25,000,000    Notes, 6.42%, due 11/15/00 (Note A)                                                       6.49           24,986,505
  20,000,000    Notes, 6.46%, due 11/17/00 (Note A)                                                       6.53           19,989,184
  35,000,000    Notes, 6.46%, due 12/28/00                                                                6.51           34,984,555
   1,000,000    Notes, 5.15%, due 12/29/00                                                                6.93              997,123
  15,150,000    Notes, 4.95%, due 1/12/01                                                                 6.54           15,096,499
  10,000,000    Notes, 4.87%, due 1/26/01                                                                 6.61            9,957,506
  10,000,000    Notes, 6.37%, due 3/13/01                                                                 6.55            9,990,051
  15,000,000    Notes, 5.62%, due 3/19/01                                                                 7.01           14,923,856
  10,000,000    Notes, 6.66%, due 4/6/01                                                                  6.55           10,001,770
   5,000,000    Notes, 6.89%, due 9/12/01                                                                 6.90            4,999,568
                                                                                                                     --------------
                                                                                                                        147,926,503
                                                                                                                     --------------

                FEDERAL HOME LOAN MORTGAGE CORP.--10.0%
  20,000,000    Notes, 5.20%, due 11/16/00                                                                6.33           19,990,826
  20,000,000    Notes, 6.41%, due 11/20/00 (Note A)                                                       6.48           19,998,228
  10,000,000    Notes, 6.40%, due 2/8/01                                                                  6.52            9,990,496
  10,000,000    Notes, 5.38%, due 3/1/01                                                                  6.57            9,958,973
                                                                                                                     --------------
                                                                                                                         59,938,523
                                                                                                                     --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--35.8%
  10,000,000    Mortgage-backed Discount Notes, due 11/1/00                                               6.66           10,000,000
  15,000,000    Mortgage-backed Discount Notes, due 11/1/00                                               6.62           15,000,000
  26,560,000    Mortgage-backed Discount Notes, due 11/1/00                                               6.61           26,560,000
   8,637,000    Mortgage-backed Discount Notes, due 11/7/00                                               6.60            8,627,658
  22,681,000    Mortgage-backed Discount Notes, due 12/1/00                                               6.49           22,559,090
  15,000,000    Mortgage-backed Discount Notes, due 1/2/01                                                6.54           14,833,633
  25,000,000    Mortgage-backed Discount Notes, due 1/2/01                                                6.58           24,722,938
  26,560,000    Mortgage-backed Discount Notes, due 1/30/01                                               6.57           26,131,056
  22,362,000    Mortgage-backed Discount Notes, due 2/1/01                                                6.55           21,993,971
   1,000,000    Notes, 5.54%, due 11/17/00                                                                6.54              999,319
   1,000,000    Notes, 5.90%, due 11/20/00                                                                6.54              999,555
   3,500,000    Notes, 5.10%, due 11/30/00                                                                6.78            3,495,120
   3,430,000    Notes, 5.00%, due 12/4/00                                                                 6.89            3,423,994
   5,000,000    Notes, 4.87%, due 12/15/00                                                                6.49            4,988,823
  10,000,000    Notes, 5.23%, due 1/8/01                                                                  6.45            9,978,896
  19,650,000    Notes, 5.25%, due 2/12/01                                                                 6.51           19,583,915
                                                                                                                     --------------
                                                                                                                        213,897,968
                                                                                                                     --------------

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                                                                              19

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                STUDENT LOAN MARKETING ASSOCIATION--15.1%
$ 29,945,000    Notes, 6.87%, due 11/7/00 (Note A)                                                        6.72       $   29,955,229
  25,000,000    Notes, 6.82%, due 11/7/00 (Note A)                                                        6.74           24,995,082
  10,000,000    Notes, 7.07%, due 11/13/00                                                                7.02            9,999,839
  25,000,000    Notes, 5.90%, due 12/1/00                                                                 6.60           24,983,843
                                                                                                                     --------------
                                                                                                                         89,933,993
                                                                                                                     --------------

                REPURCHASE AGREEMENTS--26.1%
 105,920,000    ABN Amro Bank N.V.
                ~dated 10/31/00, due 11/1/00 in the amount of $105,939,448
                ~fully collateralized by $105,295,000 U.S. Government securities,
                  coupon range 6.75% to 7.12%, maturity range 11/15/01 to 2/15/02, value $108,040,067     6.61          105,920,000
  50,000,000    Salomon Smith Barney
                ~dated 10/31/00, due 11/7/00, in the amount of $50,063,681
                ~fully collateralized by $58,585,815 U.S. Government securities,
                  coupon range 6.50% to 8.50%, maturity range 11/20/27 to 7/15/30, value $51,000,000      6.55           50,000,000
                                                                                                                     --------------
                                                                                                                        155,920,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $675,032,385)--113.0%                                                           675,032,385

                OTHER ASSETS AND LIABILITIES, NET--(13.0%)                                                              (77,490,668)
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $  597,541,717
                                                                                                                     ==============


Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
20

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS:

                ALASKA--0.6%
$    190,000    Anchorage Port & Terminal Rev. Bonds, 6.00%, due 2/1/01 (Insured: MBIA)                   4.30       $      190,783
                                                                                                                     --------------

                CALIFORNIA--0.9%
     300,000    School Cash Reserve Prog. Auth., Ser. A, 5.25%, due 7/3/01                                4.27              301,883
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--0.3%
     110,000    GO Bonds, 4.55%, due 6/1/01 (Insured: AMBAC)                                              4.55              110,000
                                                                                                                     --------------

                FLORIDA--6.5%
     600,000    Indian River Cty. Hosp. Dist., Ser. 1988, 4.30%, due 11/7/00 (LOC: Kredietbank)           4.30              600,000
   1,500,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. A, 4.30%, due 12/4/00               4.30            1,500,000
                 (SBPA: Bank of Nova Scotia)
                                                                                                                     --------------
                                                                                                                          2,100,000
                                                                                                                     --------------

                GEORGIA--2.8%
     894,000    Dekalb Cty. Hsg. Auth. SFM, Ser. 1997A, VRDN, 4.60% (LIQ: Bank of New York) (Note C)      4.60              894,000
                                                                                                                     --------------

                ILLINOIS--10.2%
   1,000,000    DFA (IL Power Co. Proj.) VRDN 4.45% (LOC: First National Bank Chicago) (Note C)           4.45            1,000,000
     700,000    DFA (Kindlon Partners Proj.) VRDN, 4.44% (LOC: LaSalle National Bank) (Note C)            4.44              700,000
     400,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 4.55%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     4.55              400,000
     400,000    Southwestern IL Dev. Auth. Solid Waste Disp. (Shell Oil Co.-Wood River Proj.)
                Ser. 95 VRDN, 4.75% (Note C)                                                              4.75              400,000
     800,000    Will Cty. Facs. Rev. Bonds (Amoco Chem. Co. Proj.) Ser. 2000 VRDN, 4.70% (Note C)         4.70              800,000
                                                                                                                     --------------
                                                                                                                          3,300,000
                                                                                                                     --------------

                KENTUCKY--7.4%
     400,000    Mayfield (KY League of Cities Pooled Lease Fin. Prog.) Ser. 1996 VRDN, 4.50%              4.50              400,000
                (LOC: PNC Bank) (Note C)
   1,000,000    Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.) VRDN, 4.50%                          4.50            1,000,000
                (LOC: SunTrust Bank) (Note C)
   1,000,000    Pulaski Cty. Solid Waste Rev. Bonds (National Rural - Eastern KY Power)                   4.30            1,000,000
                Ser. B, 4.30%, put 2/15/01
                                                                                                                     --------------
                                                                                                                          2,400,000
                                                                                                                     --------------

                LOUISIANA--6.8%
   1,300,000    Calcasieu Parish Pub. Trust Auth. Rev. Bonds  (WPT Corp. Proj.) Ser. 1997, VRDN, 4.45%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     4.45            1,300,000
     900,000    St. Charles Parish (Shell Oil Co.) Ser. 1993 VRDN, 4.75% (Note C)                         4.75              900,000
                                                                                                                     --------------
                                                                                                                          2,200,000
                                                                                                                     --------------
                MAINE--0.6%
     200,000    Educ. Loan Marketing Corp. Rev. Bonds (Student Loan) Ser. A4, 5.60%, due 11/1/00          4.40              200,000
                                                                                                                     --------------

                MARYLAND--7.7%
   1,500,000    Anne Arundel Cty. (Baltimore Gas & Elec. Proj.) Ser. 1988, 4.30%, due 12/5/00
                (SBPA: Bank of New York, Chemical Bank)                                                   4.30            1,500,000
   1,000,000    Energy Fin. Administration (Cimenteries Proj.) VRDN Ser. 2000, 4.80%                      4.80            1,000,000
                (LOC: Deutsche Bank) (Note C)
                                                                                                                     --------------
                                                                                                                          2,500,000
                                                                                                                     --------------

--------------------------------------------------------------------------------
                                                                              21

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS--2.3%
$    360,000    IDA Rev. Bonds (Hazen Paper Co.) VRDN, 4.35% (LOC: Bank of Boston) (Note C)               4.35       $      360,000
     400,000    IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 4.60% (LOC: Bank of Boston) (Note C)        4.60              400,000
                                                                                                                     --------------
                                                                                                                            760,000
                                                                                                                     --------------

                MICHIGAN--2.9%
     955,000    Milan Area SD GO Bonds, Ser. B, 4.40%, put 11/1/00                                        4.32              955,000
                                                                                                                     --------------

                MINNESOTA--3.1%
   1,000,000    Waseca, Rice, & Steele Ctys. ISD Notes, 4.45%, due 3/30/01                                4.40            1,000,193
                                                                                                                     --------------

                MISSISSIPPI--1.7%
     550,000    Jackson Cty. Sewer Fac. Rev. Bonds (Chevron USA Inc. Proj.) VRDN, 4.75% (Note C)          4.75              550,000
                                                                                                                     --------------

                MONTANA--0.5%
     165,000    Higher Educ. Student Assistance Corp. Rev. Bonds, Ser. 1993A, 5.05%, due 12/1/00          4.25              165,105
                                                                                                                     --------------

                NEW HAMPSHIRE--3.2%
   1,025,000    Business Fin. Auth. (Foundation for Seacoast Health) Ser. A VRDN, 4.40%
                (LOC: Fleet Bank) (Note C)                                                                4.40            1,025,000
                                                                                                                     --------------

                NEW JERSEY--0.4%
     145,000    Keyport SD GO Bonds, 5.50%, due 2/1/01 (Insured: FGIC)                                    4.45              145,369
                                                                                                                     --------------

                NEW MEXICO--1.7%
     545,000    Student Loan Rev. Bonds, Ser. IIA, 4.75%, due 12/1/00                                     4.10              545,280
                                                                                                                     --------------

                OKLAHOMA--7.5%
     140,000    Claremore Public Works Auth. Rev. Bonds, 5.50%, due 6/1/01 (Insured: FSA)                 4.90              140,469
     245,000    Tulsa IDA Rev. Bonds (St. Johns Med. Center) 4.40%, due 2/15/01 (Insured: MBIA)           4.40              245,000
     500,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A , 4.75%, put 11/14/00       4.75              500,000
                (LOC: Bank of America)
   1,550,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 4.30%, put 3/1/01
                (SBPA: Bayerische Landesbank GZ)                                                          4.30            1,550,000
                                                                                                                     --------------
                                                                                                                          2,435,469
                                                                                                                     --------------
                PENNSYLVANIA--4.6%
   1,500,000    Venango IDA (Scrubgrass Proj.) Ser. 1990A, 4.35%, due 11/15/00
                (LOC: National Westminster Bank)                                                          4.35            1,500,000
                                                                                                                     --------------

                SOUTH CAROLINA--4.3%
   1,200,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97 VRDN, 4.75%
                (LOC: Union Bank of Switzerland) (Note C)                                                 4.75            1,200,000
     200,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98 VRDN, 4.75%
                (LOC: Deutsche Bank) (Note C)                                                             4.75              200,000
                                                                                                                     --------------
                                                                                                                          1,400,000
                                                                                                                     --------------
                TENNESSEE--4.9%
     200,000    McKenzie Cty. IDB Rev. Bonds (Noma Outdoor Products Inc. Proj.) VRDN, 4.50%
                (LOC: Wachovia Bank) (Note C)                                                             4.50              200,000
   1,400,000    Metropolitan Government Davidson Cty. (ABN-AMRO Munitops) Ser. 1999-1, 4.44%
                (LIQ: ABN-AMRO) (Note C)                                                                  4.44            1,400,000
                                                                                                                     --------------
                                                                                                                          1,600,000
                                                                                                                     --------------

--------------------------------------------------------------------------------
22

------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                        October 31, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS--9.4%
$    200,000    Brazos Higher Educ. Rev. Bonds, Ser. C-1, 6.20%, due 11/1/00 (GTY: Student Loans)         4.70       $      200,000
     850,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1995 VRDN, 4.80% (LOC: Nationsbank) (Note C)                                         4.80              850,000
   1,200,000    Harris Cty. GO CP Notes, Ser. C, 4.25%, due 11/3/00 (LIQ: Union Bank of Switzerland)      4.25            1,200,000
     100,000    South TX Higher Educ. Auth. Rev. Bonds, Ser. A1, 4.75%, due 12/1/00                       4.50              100,019
     700,000    TRANS, VRDN, 4.95% (Note C)                                                               4.95              700,000
                                                                                                                     --------------
                                                                                                                          3,050,019
                                                                                                                     --------------


                VARIOUS STATES--3.3%
     911,180    Pitney Bowes Credit Corp. Leasetops Muni Trust, VRDN Ser. 1998-2, 4.67%,
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.67              911,180
     168,490    Pitney Bowes Credit Corp. Leasetops Muni Trust, VRDN Ser. 1999-2, 4.72%,
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.72              168,490
                                                                                                                     --------------
                                                                                                                          1,079,670
                                                                                                                     --------------


                VIRGINIA--2.2%
     700,000    King George Cty. Rev. Bonds (Birchwood Power Proj.) Ser. 1995 VRDN, 4.75%
                (LOC: Credit Suisse First Boston)  (Note C)                                               4.75              700,000
                                                                                                                     --------------

                WASHINGTON--3.7%
     200,000    Motor Vehicle Fuel Tax GO Bonds, Ser. B, 6.00%, due 6/1/01                                4.60              201,536
   1,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 4.55%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        4.55            1,000,000
                                                                                                                     --------------
                                                                                                                          1,201,536
                                                                                                                     --------------


                TOTAL MUNICIPAL OBLIGATIONS (cost $32,309,307)--99.5%                                                    32,309,307

                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                     150,342
                                                                                                                     --------------

                NET ASSETS--100.00%                                                                                  $   32,459,649
                                                                                                                     ==============


  Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        NOTES TO SCHEDULE OF INVESTMENTS
                          October 31, 2000 (Unaudited)


         (A) Variable rate note securities. The rates shown are the current rates on October 31, 2000. Dates shown represent the next interest reset date.

         (B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. This obligation was acquired at a cost of par. On October 31, 2000, the value of this security, valued at amortized cost, is $42,000,000 representing 6.4% of net assets of the Money Market Portfolio.

         (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

         (D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

         (E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000, these securities amounted to $157,272,719, or 24.0% of net assets of the Money Market Portfolio, and $1,079,670, or 3.3% of net assets of the Municipal Portfolio.

         (F) Security may be extended at issuer's option as a floating rate note with a final maturity date no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.




------------------------------------------------------------------------------------------------------------------------------------
                                               DESCRIPTION OF ABBREVIATIONS

AMBAC     American Municipal Bond Assurance Corporation                  LIQ       Liquidity Agreement
CP        Commercial Paper                                               LLC       Limited Liability Corporation
DFA       Developmental Finance Authority                                LOC       Letter of Credit
FGIC      Financial Guaranty Insurance Company                           LP        Limited Partnership
FSA       Financial Security Assurance Inc.                              MBIA      Municipal Bond Investors Assurance Insurance
                                                                                   Corporation
GO        General Obligation                                             MFH       Multi-Family Housing
GTY       Guarantee                                                      SBPA      Standby Bond Purchase Agreement
IDA       Industrial Development Authority                               SD        School District
IDB       Industrial Development Bond                                    SFM       Single Family Mortgages
IDR       Industrial Development Revenue Bond                            TRANS     Tax Revenue Anticipation Notes
IRB       Industrial Revenue Bond                                        VRDN      Variable Rate Demand Note
ISD       Independent School District
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

                                      2000

                                  Annual Report

                                October 31, 2000



                               [GRAPHIC OMITTED]




                                  TD Waterhouse
                                     Dow 30
                                      Fund


                                     [LOGO]

--------------------------------------------------------------------------------

                                         TD WATERHOUSE TRUST
                              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS


       TRUSTEES                                                                          EXECUTIVE OFFICERS

       George F. Staudter                        Carolyn B. Lewis                         George A. Rio*
       Director of Koger Equity, Inc.            President of                             President, Treasurer
       Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

       Richard W. Dalrymple                      Lawrence J. Toal                         Christopher J. Kelley*
       President of Teamwork                     President and CEO of                     Vice President and Secretary
       Management, Inc.                          Dime Bancorp, Inc.
       *Affiliated person of the Distributor



                                           TD WATERHOUSE ASSET MANAGEMENT, INC.
                                          BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS

       Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                        Richard H. Neiman
       Chairman                                  Chairman, President and                  Executive Vice President,
       TDWaterhouse Holdings, Inc.               Chief Executive Officer                  General Counsel and Secretary


       SENIOR OFFICERS

       David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer &Treasurer       Compliance, Administration
                                                                                          & Operations


                                                   SERVICE PROVIDERS


          INVESTMENT MANAGER                       TRANSFER AGENT                       INDEPENDENT AUDITORS
  TD Waterhouse Asset Management, Inc.     National Investor Services Corp.               Ernst & Young LLP
            100 Wall Street                        55 Water Street                       787 Seventh Avenue
          New York, NY 10005                     New York, NY 10041                      New York, NY 10019

            ADMINISTRATOR &                           CUSTODIAN                             LEGAL COUNSEL
         SHAREHOLDER SERVICING                  The Bank of New York                   Swidler Berlin Shereff
 TD Waterhouse Investor Services, Inc.             100 Church Street                         Friedman, LLP
            100 Wall Street                      New York, NY 10286                     405 Lexington Avenue
          New York, NY 10005                                                             New York, NY 10174
      Customer Service Department                    DISTRIBUTOR
            1-800-934-4448                     Funds Distributor, Inc.              INDEPENDENT TRUSTEES COUNSEL
                                                   60 State Street                    Willkie Farr & Gallagher
                                                  Boston, MA 02109                      153 East 53rd Street
                                                                                         New York, NY 10022

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


Dear Shareholder:
--------------------------------------------------------------------------------

We are pleased to provide you with the annual report for the TD Waterhouse Dow 30 Fund (the "Fund") for the fiscal year ended October 31, 2000. Total net assets for the Fund were approximately $160.7 million as of October 31, 2000. The Dow Jones Industrial AverageSM ("DJIA"SM) ended the period up 2.25%, starting at 10,729.86 on October 31, 1999 and finishing at 10,971.14 on October 31, 2000. Over the Fund's past fiscal year, the DJIA has largely remained in a wide range between a low of about 10,000 and a high of about 11,500. On a total return basis, which includes reinvested dividends, the annual return for the DJIA was +3.78%.

Your Fund had a total return for the same period of +3.56%, after expenses. Since the investment objective of the Fund is to match the performance of the DJIA before Fund expenses, we are pleased with these results. As with any investment, past performance is no guarantee of future results and there is no guarantee that the Fund's investment objective will be achieved in the future. We will continue to work diligently, seeking to achieve the objective of the Fund and to provide our shareholders with an investment vehicle designed to closely emulate the performance of the DJIA.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                Dow 30 Fund Average Annual Return as of 10/31/00:
                                 One Year: 3.56%
                        Since Inception (3/31/98): 10.54%
--------------------------------------------------------------------------------


Note: Performance data quoted represents past performance. As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without this waiver, the Fund's total return would have been lower. The returns shown for the DJIA reflect the reinvestment of dividends but do not include any expenses, since an index has none. It is not possible to invest in an index.

          The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


The price performance of each of the DJIA stocks during the 12 months ended October 31, 2000 is shown in the chart below. As can be seen in the chart, there was an unusually wide disparity in performance among the individual stocks. During the period, several companies executed stock splits, including Home Depot Inc. (3-for-2), General Electric Co. (3-for-1), American Express Co. (3-for-1), Alcoa Inc. (2-for-1), Intel Corp. (2-for-1), Citigroup Inc. (4-for-3), and Hewlett-Packard Co. (2-for-1). In addition, Hewlett-Packard Co. spun off its Agilent Technologies Inc. subsidiary.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
  Price                                          Price
Appreciation* DJIA Component                  Appreciation*    DJIA Component
------------------------------------------------------------------------------------------------
 60.7%        Hewlett-Packard Co.                   0.1%      Int'l Business Machines Corp.
------------------------------------------------------------------------------------------------
 47.2%        The Boeing Co.                       -5.5%      Honeywell International
------------------------------------------------------------------------------------------------
 45.4%        Philip Morris Cos. Inc.              -5.6%      Alcoa Inc.
------------------------------------------------------------------------------------------------
 35.8%        The Walt Disney Co.                 -11.6%      General Motors Corp.
------------------------------------------------------------------------------------------------
 29.6%        Citigroup Inc.                      -12.1%      Johnson & Johnson
------------------------------------------------------------------------------------------------
 26.5%        J.P. Morgan & Co., Inc.             -14.6%      Home Depot Inc.
------------------------------------------------------------------------------------------------
 21.3%        General Electric Co.                -20.0%      Wal-Mart Stores, Inc.
------------------------------------------------------------------------------------------------
 20.4%        Exxon Mobil Corp.                   -24.9%      McDonald's Corp.
------------------------------------------------------------------------------------------------
 16.9%        American Express Co.                -25.6%      Microsoft Corp.
------------------------------------------------------------------------------------------------
 16.2%        Intel Corp.                         -29.6%      E.I.  du Pont de  Nemours  and Co.
------------------------------------------------------------------------------------------------
 15.4%        United Technologies Corp.           -30.4%      International Paper Co.
------------------------------------------------------------------------------------------------
 13.3%        SBC Communications Inc.             -31.9%      The Proctor & Gamble Co.
------------------------------------------------------------------------------------------------
 13.0%        Merck & Co., Inc.                   -34.9%      Eastman Kodak Co.
------------------------------------------------------------------------------------------------
  2.3%        The Coca-Cola Company               -36.5%      Caterpillar Inc.
------------------------------------------------------------------------------------------------
  1.6%        Minnesota Mining & Mfg. Co.         -50.4%      AT&T Corp.
------------------------------------------------------------------------------------------------
(C) 2000 Dow Jones & Company

Notes: *Percentages reflect each stock's price appreciation only. They do not include reinvested dividends. The stocks are listed from the best performer to the worst over the most recent 12-month period. Performance quoted represents past performance and is not a guarantee of future results.

The U.S. stock market's performance over the Fund's most recent fiscal year was marked by significant volatility. Most recently, investor sentiment has been primarily influenced by valuation concerns, as surging oil prices and a falling European currency - the "Euro" pressured the earnings of several companies. Combined with several interest rate increases engineered by the Federal Reserve Open Market Committee ("Federal Reserve"), investors were forced to consider lowering their expectations for the economy's future growth rate and corporate profits. While the U.S. economy expanded at a strong pace over the last four calendar quarters, growing at an average annualized rate of over 5.0%, there are signs that the growth rate could be adjusting to a slower, more sustainable pace. This is largely due to the Federal Reserve's six interest rate increases since June 1999. The ultimate impact of these rate adjustments on corporate earnings, stock prices, economic growth and inflation are uncertain at this point in time.

Looking forward to the next six months, the market's direction will likely be primarily affected by how quickly and by how much the economy slows, as well as by the impact of this slowing on corporate earnings, interest rates, inflationary trends, and money investment flows. In light of today's economic and market environments, we believe the overall quality and underlying financial strength of the companies comprising the DJIA can provide a solid investment foundation for our shareholders' investments in the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases, although these minimums may be waived for existing customers of TD Waterhouse Investor Services, Inc. ("TD Waterhouse"). For TD Waterhouse IRA accounts, there are no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. You may contact TD Waterhouse's mutual funds service department at 1-800-934-4448 and press option number 4 or your local branch office for more information.

Sincerely,

/s/ Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.

December 12, 2000
An investment in the Fund is neither FDIC-Insured nor guaranteed by the U. S. Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

Distributor: Funds Distributor, Inc.

--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------


                          ----------------------------
                                Table of Contents
                          ----------------------------


Schedule of Investments ...................................................   6


Statement of Assets and Liabilities .......................................   7


Statement of Operations ...................................................   8


Statement of Changes in Net Assets ........................................   9


Financial Highlights ......................................................  10


Notes to Financial Statements .............................................  11


Report of Independent Auditors ............................................  15



--------------------------------------------------------------------------------
                                                                              29

-----------------------------------------------------------------------------------------------
                            TD WATERHOUSE DOW 30 FUND

                             Schedule of Investments
                                October 31, 2000
                                                                     NUMBER OF
                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------

COMMON STOCKS
Alcoa Inc.                                                            87,925      $   2,522,348
American Express Co.                                                  87,925          5,275,500
AT&T Corp.                                                            87,925          2,038,761
The Boeing Co.                                                        87,925          5,962,414
Caterpillar Inc.                                                      87,925          3,082,870
Citigroup Inc.                                                        87,925          4,627,053
The Coca-Cola Company                                                 87,925          5,308,472
E.I. du Pont de Nemours and Co.                                       87,925          3,989,597
Eastman Kodak Co.                                                     87,925          3,945,634
Exxon Mobil Corp.                                                     87,925          7,841,811
General Electric Co.                                                  87,925          4,819,389
General Motors Corp.                                                  87,925          5,462,341
Hewlett-Packard Co.                                                   87,925          4,083,017
Home Depot Inc.                                                       87,925          3,780,775
Honeywell International                                               87,925          4,731,464
Intel Corp.                                                           87,925          3,956,625
International Business Machines Corp.                                 87,925          8,660,613
International Paper Co.                                               87,925          3,220,253
J.P. Morgan & Co., Inc.                                               87,925         14,551,588
Johnson & Johnson                                                     87,925          8,100,091
McDonald's Corp.                                                      87,925          2,725,675
Merck & Co., Inc.                                                     87,925          7,907,755
Microsoft Corp.(A)                                                    87,925          6,055,834
Minnesota Mining & Manufacturing Co.                                  87,925          8,495,753
Philip Morris Cos., Inc.                                              87,925          3,220,253
The Proctor & Gamble Co.                                              87,925          6,281,142
SBC Communications Inc.                                               87,925          5,072,173
United Technologies Corp.                                             87,925          6,138,264
Wal-Mart Stores, Inc.                                                 87,925          3,989,597
The Walt Disney Co.                                                   87,925          3,148,814
                                                                                    -----------

TOTAL COMMON STOCKS (cost $152,905,986)--98.9%                                      158,995,876
                                                                                    -----------

OTHER (cost $361,813)--0.2%
DiamondsSM Trust, Series 1                                             3,485            381,281
                                                                                    -----------

REPURCHASE AGREEMENT--0.6%
ABN AMRO Inc. (Par Value & Cost $900,000)
~dated 10/31/00, due 11/1/00, 6.61%, in the amount of $900,165
~fully collateralized by $890,000 U.S. Government Securities, 7.12%, 11/15/01,
     value $922,736                                                                     900,000
                                                                                    -----------

U.S. GOVERNMENT OBLIGATIONS (cost $99,392)--0.1%
United States Treasury Bill, dated 12/9/00, matures 12/7/00,
par value $100,000, yield at time of purchase 6.18%(B)                                   99,390
                                                                                    -----------

TOTAL INVESTMENTS (cost $154,267,191)--99.8%                                        160,376,547

OTHER ASSETS AND LIABILITIES, NET--0.2%                                                 327,639
                                                                                    -----------

NET ASSETS--100.0%                                                                 $160,704,186
                                                                                   ============

(A)  Non-income producing security

(B)  Security pledged as collateral on open futures contracts



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
30


----------------------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                       Statement of Assets and Liabilities
                                October 31, 2000


ASSETS
    Investments in securities, at value (cost $154,267,191)                      $ 160,376,547
    Dividend and interest receivable                                                   107,341
    Receivable for capital shares sold                                                 361,878
    Receivable for investment securities sold                                        4,109,148
    Receivable from broker                                                             155,589
    Variation margin receivable                                                         22,500
                                                                                 -------------
             Total Assets                                                          165,133,003

LIABILITIES
    Bank overdraft                                                                      90,762
    Payable for capital shares redeemed                                                127,892
    Payable for investment securities purchased                                      4,140,923
    Payable to Investment Manager and its affiliates (Note 3)                           11,619
    Other accrued expenses                                                              57,621
                                                                                 -------------
             Total Liabilities                                                       4,428,817
                                                                                 -------------

NET ASSETS                                                                        $160,704,186
                                                                                 =============
    Net assets consist of:
    Paid-in-capital                                                                140,026,169
    Accumulated net realized gains from security transactions                       14,642,193
    Net unrealized appreciation on investments and futures contracts                 6,035,824
                                                                                 -------------
    Net assets, at value                                                          $160,704,186
                                                                                 =============

    Shares of beneficial interest outstanding                                       14,653,522
                                                                                 =============

    Net asset value, redemption price and offering price per share (Note 2)      $       10.97
                                                                                 =============


             Please see accompanying notes to financial statements.

----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                             Statement of Operations
                       For the Year Ended October 31, 2000


INVESTMENT INCOME
    Dividend income                                              $  2,682,335
    Interest income                                                    12,179
                                                                 ------------

    Total Investment Income                                         2,694,514
                                                                 ------------

EXPENSES
    Shareholder servicing fees (Note 3)                               439,598
    Investment management fees (Note 3)                               351,678
    Custody fees (Note 2)                                              91,928
    Transfer agent fees (Note 3)                                       87,920
    Professional fees                                                  78,831
    Registration fees                                                  55,675
    Shareholder reports and mailing                                    49,355
    Trustees' fees                                                     22,589
    Other expenses                                                     13,021
                                                                 ------------
    Total Expenses                                                  1,190,595

Fees waived/expenses reimbursed by the Investment Manager
    and its affiliates (Note 3)                                      (751,009)
                                                                 ------------
    Net Expenses                                                      439,586
                                                                 ------------

    Net Investment Income                                           2,254,928
                                                                 ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                  15,234,788
    Net change in unrealized depreciation on investments          (11,035,243)
    Net change in unrealized depreciation on futures contracts        (73,532)
                                                                 ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                    4,126,013
                                                                 ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  6,380,941
                                                                 ============


             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            TD WATERHOUSE DOW 30 FUND

                                       Statement of Changes in Net Assets



                                                                            Year                          Year
                                                                            Ended                         Ended
                                                                         October 31,                   October 31,
                                                                            2000                          1999
                                                                       --------------                -------------
OPERATIONS:
   Net investment income                                               $    2,254,928               $    1,622,456
   Net realized gains from security transactions                           15,234,788                    2,545,555
   Net change in unrealized appreciation/depreciation on investments      (11,108,775)                  17,310,316
                                                                       --------------                -------------
Net increase in net assets from operations                                  6,380,941                   21,478,327
                                                                       --------------                -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (2,264,934)                  (1,622,456)
   In excess of net investment income                                              --                       (2,724)
   From net realized gains on security transactions                        (3,057,262)                          --
                                                                       --------------                -------------
Total distributions to shareholders                                        (5,322,196)                  (1,625,180)
                                                                       --------------                -------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               88,503,495                  155,677,326
   Reinvestment of dividends                                                5,322,196                    1,625,180
   Payments for shares redeemed                                          (109,491,695)                 (64,055,262)
                                                                       --------------                -------------
Net increase (decrease) in net assets from capital share transactions     (15,666,004)                  93,247,244
                                                                       --------------                -------------

Total Increase (Decrease) in Net Assets                                   (14,607,259)                 113,100,391


Net Assets:
   Beginning of period                                                    175,311,445                   62,211,054
                                                                       --------------                -------------
   End of period                                                         $160,704,186                 $175,311,445
                                                                       ==============                =============


CAPITAL STOCK TRANSACTIONS:
   Shares sold                                                              8,195,894                   15,233,177
   Shares issued for dividends reinvested                                     492,427                      159,759
   Shares redeemed                                                        (10,094,133)                  (6,294,226)
   Effect of reverse stock split                                             (281,516)                          --
                                                                       --------------                -------------
   Net increase (decrease) in shares outstanding                           (1,687,328)                   9,098,710
                                                                       ==============                =============


             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              33

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND

                              Financial Highlights


Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been derived from the Fund's financial statements.


                                                                    Year                   Year                Period
                                                                    Ended                  Ended                Ended
                                                                 October 31,            October 31,          October 31,
                                                                    2000                   1999+               1998*+
                                                              ---------------        ---------------        --------------
Per Share Operating Performance
       Net asset value, beginning of period                   $         10.91        $          8.74        $       8.93
                                                              ---------------        ---------------        --------------

Investment Operations
       Net investment income                                             0.13                   0.14                0.08
       Net realized and unrealized gains (losses) on
          investments                                                    0.25                   2.17               (0.19)
                                                              ---------------        ---------------        --------------
       Total From Investment Operations                                  0.38                   2.31               (0.11)

Distributions to Shareholders
       Distributions from net investment income                         (0.13)                 (0.14)              (0.08)
       Distributions from realized gains on investments                 (0.19)                    --                  --
                                                              ---------------        ---------------        --------------

       Total Distributions                                              (0.32)                 (0.14)              (0.08)

Net asset value, end of period                                $         10.97        $         10.91        $       8.74
                                                              ===============        ===============        ==============



Ratios
       Ratio of net expenses to average net assets                       0.25%                  0.25%               0.25%
(A)
       Ratio of net investment income to average net assets              1.28%                  1.37%               1.48%
(A)
       Decrease reflected in above expense ratio due to
       waivers/reimbursements by the Investment Manager
       and its affiliates (Note 3)                                       0.43%                  0.43%               0.55%
(A)

Supplemental Data
       Portfolio turnover rate                                             38%                    47%                  8%
(A)
       Total investment return (B)                                       3.56%                 26.72%              (1.19%)
       Net assets, end of period                               $  160,704,186        $   175,311,445        $  62,211,054
                                                              ===============        ===============        ==============

       Average net assets                                      $  175,715,409        $   118,399,466        $  28,460,853
                                                              ===============        ===============        ==============


*    The Fund commenced operations on March 31, 1998.

+ Adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999. (A) Annualized. (B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                          Notes to Financial Statements
                       For the Year Ended October 31, 2000


NOTE 1 -- ORGANIZATION

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") and currently consists of eight funds including the TDWaterhouse Dow 30 Fund (the "Fund"). Shares of beneficial interest of the Trust are registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek to track the total return of the Dow Jones Industrial AverageSM before Fund expenses. The Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. It is a non-diversified portfolio.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the Fund's significant accounting policies:

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Futures Contracts -- The Fund may invest in stock index futures contracts. The Fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

As of October 31, 2000, the Fund had the following open futures contracts: 18 DJIA Index Futures contracts expiring in December 2000, market value covered by the contracts of $1,983,960, and unrealized depreciation of $73,532.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

--------------------------------------------------------------------------------
                                                                              35

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                          Notes to Financial Statements
                       For the Year Ended October 31, 2000
                                   (continued)


Distributions to Shareholders -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses which are applicable to all funds in the Trust are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Reclassification of Capital Components -- As of October 31, 2000, to reflect permanent book to tax differences, the Fund reclassified $10,006 from accumulated net realized gains from security transactions to undistributed net investment income. This reclassification had no effect on net assets or net asset value per share.

NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment Manager will limit the Fund's overall expense ratio to no more than 0.45% on an annual basis; however, for the fiscal year ended October 31, 2000, the investment manager limited expenses to 0.25%. All expense limitations are voluntary. For the year ended October 31, 2000, the Investment Manager voluntarily waived $300,404 of its investment management fee.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
36

                            TD WATERHOUSE DOW 30 FUND


                          Notes to Financial Statements
                       For the Year Ended October 31, 2000
                                   (continued)


TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that the Fund pay TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended October 31, 2000, TD Waterhouse voluntarily waived $375,504 of its shareholder servicing fee for the Fund.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the year ended October 31, 2000, the Transfer Agent voluntarily waived $75,101 of its transfer agent fee for the Fund.

Each Trustee who is not an "interested person" as defined in the Act, who serves on the Board of Trustees/Directors of one or more investment companies in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives:

1.   a base annual retainer of $15,000, payable quarterly,

2. a supplemental annual retainer of $6,000, if serving on the Board of Trustees/Directors of more than two companies in the Fund Complex,

3. an additional supplemental annual retainer of $2,500, if serving on the Board of Trustees/Directors of three or more companies in the Fund Complex, and

4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective funds.

The Fund placed all of its portfolio transactions with TD Waterhouse. There were no commissions paid to TD Waterhouse for the year ended October 31, 2000.


NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other
than  short-term   investments,   amounted  to  $66,208,252   and   $82,263,317,
respectively, for the year ended October 31, 2000.

The  cost  of  portfolio   investments  for  Federal  income  tax  purposes  was
substantially the same as the cost for financial reporting purposes as of October 31, 2000. Accordingly, net unrealized appreciation for Federal income tax purposes aggregated $6,109,356, consisting of $21,009,271 gross unrealized appreciation and $14,899,915 gross unrealized depreciation.

--------------------------------------------------------------------------------
                                                                              37

--------------------------------------------------------------------------------
                            TD WATERHOUSE DOW 30 FUND


                Notes to Financial Statements -- October 31, 2000
                                   (continued)


NOTE 5 -- SUBSEQUENT EVENT

On December 8, 2000, the Fund paid a capital gain distribution to shareholders of record on December 7, 2000 in the amount of $1.20 per share (the short-term capital gain distribution was $0.22 per share and the long-term capital gain distribution was $0.98 per share). On the same day, the Fund declared a reverse share split with a factor of 0.88674 in order to restore the Fund's net asset value per share to at or near .001 (or 1/1000) of the closing value of the Dow Jones Industrial Average.

NOTE 6-- FEDERAL TAX INFORMATION (UNAUDITED)

As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid, (if any), for the 2000 calendar year early in 2001.








--------------------------------------------------------------------------------
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
38

--------------------------------------------------------------------------------

                         Report of Independent Auditors


Shareholders and Board of Trustees
TD Waterhouse Dow 30 Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the TD Waterhouse Dow 30 Fund (one of the funds comprising TD Waterhouse Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TD Waterhouse Dow 30 Fund at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                            /s/Ernst & Young LLP


New York, New York
December 1, 2000

--------------------------------------------------------------------------------
                                                                              39

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